Equity - Summary of Classes of Preferred and Common Shares Outstanding (Parenthetical) (Detail) - CAD ($) $ in Millions			12 Months Ended
	Jan. 31, 2023	Jul. 27, 2022	Oct. 31, 2023	Oct. 31, 2022
Disclosure of classes of share capital [line items]
Proceeds from issue of preference shares			$ 648	$ 2,245
Class B Series 50 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Number of shares			500,000	500,000
Proceeds from issue of preference shares		$ 500
Class B Series 52 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Number of shares			650,000
Proceeds from issue of preference shares	$ 650
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares			73,511	174,689